Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leased Asssets [Table Text Block]
Assets held under capital leases are included in property and equipment, net on the Consolidated Balance Sheets and include the following:

Dollars in thousands	December 31,
	2012	2011
Gross property and equipment	$48,636	$46,173
Accumulated depreciation	(18,974)	(19,257)
Net property and equipment	$29,662	$26,916

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2012, our future minimum lease payments are as follows:

Dollars in thousands	Capital Leases	Operating Leases (1)
2013	$14,235	$10,166
2014	10,325	9,209
2015	5,318	7,715
2016	401	6,041
2017	200	9,105
Thereafter	77	10,181
Total minimum lease commitments	30,556	$52,417
Less: amounts representing interest	(1,504)
Present value of capital lease obligations	29,052
Less: Current portion of capital lease obligations	(13,350)
Long-term portion of capital lease obligations	$15,702

(1)	Includes all operating leases having an initial or remaining noncancelable lease term in excess of one year.

Schedule Of Estimated Commitments Under Content License Agreements [Table Text Block]
We have entered into certain license agreements to obtain content for movie and video game rentals. A summary of the estimated commitments in relation to these agreements as of December 31, 2012 is presented in the following table:

Dollars in thousands		Year Ended December 31,
	Total	2013	2014	2015
Sony	$384,021	$225,667	$158,354	$—
Warner	238,415	101,772	120,388	16,255
Fox	219,589	89,100	92,062	38,427
Paramount	185,067	89,097	95,970	—
Universal	141,416	85,819	55,597	—
Lionsgate	90,014	51,673	38,341	—
Summit	56,593	27,766	28,827	—
Anchor Bay	39,633	19,443	20,190	—
Total estimated commitments	$1,354,748	$690,337	$609,729	$54,682
General terms of our content license agreements with studios are as follows as of December 31, 2012:

Studio	End Date		Early Termination Option	Release Date
Sony	9/30/2014	(1)	None	Day & Date(2)
Warner	12/31/2014		None	Delay(3)
Fox	4/21/2015		April 2013	Delay(3)
Paramount	12/31/2014	(1)	None	Day & Date(2)
Universal	8/31/2014		None	Delay(3)
Lionsgate	8/31/2014		None	Day & Date(2)
Summit	12/31/2014		None	Day & Date(2)
Anchor Bay	12/31/2014		None	Day & Date(2)

(1)	Agreement includes, at the studio’s sole discretion, the option for two one-year extensions following the end date.

(2)	Content licensed under the agreement is available for rental on the same day and date as the retail release.

(3)	Content licensed under the agreement is available for rental after a certain number of days following the retail release.

Schedule Of Estimated Revenue Share Commitments to Retailers [Table Text Block]
Certain of our Retailer agreements include minimum revenue share commitments through the term of the arrangement. Our minimum commitments under these agreements are presented in the following table:

Dollars in thousands		Year Ended December 31,
	Total	2013	2014	2015	2016
Redbox	$48,911	$25,162	$20,003	$2,118	$1,628
Coin	21,667	20,000	1,667	—	—
Total minimum commitments	$70,578	$45,162	$21,670	$2,118	$1,628